Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Real Estate Fund [Member]
Unobservable Quantitative Input [Abstract]
Opening Balance - changes in Level 3 " deferred compensation plan assets"	$ 667,710	$ 600,786
Purchases	3,392	43,816
Sales/Dispositions/Distributions	(307,268)	(70,848)
Net realized gains	73,802	85,771
Net unrealized gains	76,337	8,184
Other, Net	0	1
Closing Balance - changes in Level 3 " deferred compensation plan assets"	513,973	667,710
Real Estate Fund [Member] | Minimum [Member]
Unobservable Quantitative Input [Abstract]
Discount rates	12.00%
Terminal capitalization rates	4.70%
Fair Value Measurement Anticipated Investment Holding Period	0 years 9 months 18 days
Real Estate Fund [Member] | Maximum [Member]
Unobservable Quantitative Input [Abstract]
Discount rates	17.50%
Terminal capitalization rates	6.50%
Fair Value Measurement Anticipated Investment Holding Period	6 years 0 months 0 days
Real Estate Fund [Member] | Weighted Average [Member]
Unobservable Quantitative Input [Abstract]
Discount rates	13.70%
Terminal capitalization rates	5.30%
Deferred Compensation Plan Assets [Member]
Unobservable Quantitative Input [Abstract]
Opening Balance - changes in Level 3 " deferred compensation plan assets"	68,782	62,631
Purchases	14,162	5,018
Sales/Dispositions/Distributions	(24,951)	(7,306)
Realized and unrealized gains	3,415	7,189
Other, Net	1,907	1,250
Closing Balance - changes in Level 3 " deferred compensation plan assets"	$ 63,315	$ 68,782